Revenues - Schedule of Revenues Disaggregated by Service Lines and Geographic Location (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	$ 14,032,113	$ 1,802,849	$ 13,724,493
Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	5,329,806	684,775	5,038,418
Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	8,702,307	1,118,074	8,686,075
Hong Kong [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	425,982	54,730	446,999
Hong Kong [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	817,924	105,087	424,836
Macau [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	24,037	3,088	36,000
Macau [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	264,882	34,032	219,605
PRC [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	2,711,617	348,389	2,593,720
PRC [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	7,468,402	959,541	7,856,625
Taiwan [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	1,470,822	188,972	1,540,392
Taiwan [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	102,954	13,228	160,312
Japan [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	69,761	8,963	42,584
Australia [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues			120,056
Thailand [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	32,471	4,172	12,098
Malaysia [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	177,869	22,853
Vietnam [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	19,488	2,504
India [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	99,486	12,782	10,346
India [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	48,145	6,186	24,697
Indonesia [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	27,068	3,478
Philippines [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	13,349	1,715	53,125
Singapore [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	79,179	10,173	36,790
South Korea [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	71,172	9,144	146,308
Italy [Member] | Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	$ 107,505	$ 13,812